FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	€ 87,127	€ 59,130	€ 168,444
Cash flow from financing activities (excluding changes from restricted cash)	3,989	(84,631)
Proceeds from loans	3,145		4,100
Proceeds from Reorganization	14,443
Repayments of loans	(264)	(81,871)	(5,880)
Principal elements of lease payment	(1,543)	(715)
Interest paid	(853)	(2,044)
Transaction with (minority) shareholder	(10,939)
Changes in the cash flow from financing activities	24,009	(24,683)
Foreign currency effects	32	(77)
New leases	306	10,347
Accrued interest	22,644	(34,922)
Fair value measurement	1,028	(32)
Balance at the ending	87,127	59,130	168,444
Loans
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	77,433	48,244	167,111
Cash flow from financing activities (excluding changes from restricted cash)	6,173	(83,812)
Proceeds from loans	3,145
Proceeds from Reorganization	14,443
Repayments of loans	(264)	(81,871)
Interest paid	(212)	(1,941)
Transaction with (minority) shareholder	(10,939)
Changes in the cash flow from financing activities	23,016	(35,055)
Accrued interest	21,988	(35,024)
Fair value measurement	1,028	(32)
Balance at the ending	77,433	48,244	167,111
Lease liabilities
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	9,694	10,886	1,333
Cash flow from financing activities (excluding changes from restricted cash)	(2,184)	(819)
Principal elements of lease payment	(1,543)	(715)
Interest paid	(641)	(103)
Changes in the cash flow from financing activities	993	10,372
Foreign currency effects	32	(77)
New leases	306	10,347
Accrued interest	655	102
Balance at the ending	€ 9,694	€ 10,886	€ 1,333